SHAREHOLDERS' EQUITY - RESTRICTED STOCK ACTIVITY (DETAILS) (Restricted Stock [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value	$ 6.0	$ 6.2	$ 1.4
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	5.4	4.4
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1.8
Allocated Share-based Compensation Expense	4.3	2.5	0.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 3.2	$ 1.3	$ 0.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested shares, beginning of year	1,319,000
Granted	862,000	1,000,000	800,000
Vested	(679,000)
Forfeited	(184,000)
Non-vested shares, end of year	1,318,000	1,319,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested shares, beginning of year	$ 4.65
Granted	$ 6.97	$ 6.28	$ 1.67
Vested	$ 4.76
Forfeited	$ 4.73
Non-vested shares, end of year	$ 6.09	$ 4.65